Note 3 - Revenue Recognition Standard 2 (Details Textual) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01 $ in Thousands	Dec. 31, 2018 USD ($)
Revenue, Remaining Performance Obligation, Amount	$ 151,890
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year